Schedule of Investments (unaudited)
January 31, 2026
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 Putnam ESG Core Bond ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 42.4%
U.S. Government Obligations — 42.4%
U.S. Treasury Bonds	6.250%	5/15/30	$10,640,000	$11,685,297
U.S. Treasury Bonds	4.375%	11/15/39	200,000	196,516
U.S. Treasury Bonds	4.625%	2/15/40	15,140,000	15,241,131
U.S. Treasury Bonds	4.625%	11/15/45	2,240,000	2,178,925
U.S. Treasury Bonds	3.375%	11/15/48	18,670,000	14,720,857
U.S. Treasury Bonds	2.375%	5/15/51	7,790,000	4,892,789
U.S. Treasury Bonds	2.250%	2/15/52	6,910,000	4,177,446
U.S. Treasury Bonds	2.875%	5/15/52	20,690,000	14,401,372
U.S. Treasury Bonds	3.000%	8/15/52	8,130,000	5,799,612
U.S. Treasury Bonds	4.000%	11/15/52	27,500,000	23,748,828
U.S. Treasury Bonds	3.625%	2/15/53	1,420,000	1,144,487
U.S. Treasury Bonds	4.625%	11/15/55	2,260,000	2,166,422
U.S. Treasury Notes	0.500%	2/28/26	24,780,000	24,722,552
U.S. Treasury Notes	2.500%	2/28/26	2,530,000	2,527,701
U.S. Treasury Notes	2.375%	5/15/27	10,000	9,856
U.S. Treasury Notes	2.625%	5/31/27	15,130,000	14,952,695
U.S. Treasury Notes	3.750%	6/30/27	6,480,000	6,499,744
U.S. Treasury Notes	3.625%	8/31/27	13,380,000	13,398,816
U.S. Treasury Notes	1.875%	2/28/29	14,710,000	13,971,052
U.S. Treasury Notes	2.375%	3/31/29	5,690,000	5,478,736
U.S. Treasury Notes	4.625%	4/30/29	20,650,000	21,270,307
U.S. Treasury Notes	3.250%	6/30/29	39,750,000	39,241,479
U.S. Treasury Notes	4.000%	2/15/34	3,510,000	3,481,618
U.S. Treasury Notes	4.375%	5/15/34	23,520,000	23,905,416
U.S. Treasury Notes	3.875%	8/15/34	16,410,000	16,071,864
U.S. Treasury Notes	4.250%	11/15/34	73,330,000	73,678,031
U.S. Treasury Notes	4.625%	2/15/35	19,360,000	19,973,319
U.S. Treasury Notes	4.250%	8/15/35	6,200,000	6,206,297

Total U.S. Government & Agency Obligations (Cost — $390,239,930)				385,743,165
Mortgage-Backed Securities — 29.2%
FHLMC — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/35- 3/1/52	1,817,107	1,681,653
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/35- 1/1/52	5,558,038	4,914,166
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	1/1/52- 5/1/52	2,234,121	1,931,531
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/52	286,051	275,046
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/1/52	1,051,658	975,722
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/52	427,889	421,937
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	9/1/52- 5/1/53	1,824,215	1,875,641
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/53	771,046	781,489
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	5/1/53	208,233	215,144
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	$18,204	$18,848
Total FHLMC				13,091,177
FNMA — 21.8%
Federal National Mortgage Association (FNMA)	3.000%	11/1/32- 4/1/52	7,062,712	6,300,439
Federal National Mortgage Association (FNMA)	2.000%	5/1/36- 4/1/52	23,906,696	19,766,552
Federal National Mortgage Association (FNMA)	1.500%	7/1/36	1,807,696	1,640,080
Federal National Mortgage Association (FNMA)	2.500%	7/1/36- 5/1/52	18,971,245	16,455,095
Federal National Mortgage Association (FNMA)	1.500%	2/1/41	2,000,000	1,805,682 (a)
Federal National Mortgage Association (FNMA)	2.000%	2/1/41- 2/1/56	16,300,000	13,373,853 (a)
Federal National Mortgage Association (FNMA)	4.500%	2/1/41	300,000	300,297 (a)
Federal National Mortgage Association (FNMA)	5.000%	2/1/41- 2/1/56	6,700,000	6,724,856 (a)
Federal National Mortgage Association (FNMA)	5.500%	4/1/50	246,319	253,854
Federal National Mortgage Association (FNMA)	3.500%	7/1/50- 10/1/56	8,270,523	7,668,988
Federal National Mortgage Association (FNMA)	4.000%	6/1/52- 5/1/53	3,232,767	3,142,429
Federal National Mortgage Association (FNMA)	4.500%	7/1/52- 11/1/52	2,563,419	2,525,059
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 2/1/53	1,763,114	1,777,682
Federal National Mortgage Association (FNMA)	6.000%	4/1/53- 5/1/54	4,414,559	4,607,176
Federal National Mortgage Association (FNMA)	6.500%	4/1/53- 7/1/54	1,283,882	1,336,710
Federal National Mortgage Association (FNMA)	2.500%	2/1/56	10,250,000	8,702,099 (a)
Federal National Mortgage Association (FNMA)	3.000%	2/1/56	6,100,000	5,407,647 (a)
Federal National Mortgage Association (FNMA)	3.500%	2/1/56	1,000,000	925,067 (a)
Federal National Mortgage Association (FNMA)	5.500%	2/1/56	61,150,000	62,010,182 (a)
Federal National Mortgage Association (FNMA)	6.000%	2/1/56	16,100,000	16,488,584 (a)
Federal National Mortgage Association (FNMA)	6.500%	2/1/56	10,500,000	10,874,883 (a)
Federal National Mortgage Association (FNMA)	4.000%	3/1/56	5,750,000	5,486,134 (a)
Total FNMA				197,573,348
GNMA — 6.0%
Government National Mortgage Association (GNMA) II	3.000%	3/20/43- 1/20/54	5,579,398	5,065,876
Government National Mortgage Association (GNMA) II	4.000%	2/20/48	1,567,144	1,510,903
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 7/20/51	5,251,935	4,374,755
Government National Mortgage Association (GNMA) II	2.500%	4/20/51- 2/20/53	11,581,385	10,054,755
Government National Mortgage Association (GNMA) II	3.500%	1/20/52- 3/20/52	3,328,818	3,086,275
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	9/20/52- 12/20/54	$4,420,328	$4,340,088
Government National Mortgage Association (GNMA) II	5.500%	9/20/52- 6/20/54	3,624,460	3,704,678
Government National Mortgage Association (GNMA) II	5.000%	10/20/52	1,239,100	1,245,107
Government National Mortgage Association (GNMA) II	6.000%	2/20/53- 7/20/54	4,426,225	4,594,491
Government National Mortgage Association (GNMA) II	6.500%	11/20/53	1,186,289	1,240,322
Government National Mortgage Association (GNMA) II	2.000%	2/1/56	3,000,000	2,495,806 (a)
Government National Mortgage Association (GNMA) II	3.500%	2/1/56	1,400,000	1,282,766 (a)
Government National Mortgage Association (GNMA) II	4.000%	2/1/56	1,750,000	1,655,139 (a)
Government National Mortgage Association (GNMA) II	5.000%	2/1/56	4,940,000	4,939,983 (a)
Government National Mortgage Association (GNMA) II	5.500%	2/1/56	5,000,000	5,055,396 (a)
Total GNMA				54,646,340

Total Mortgage-Backed Securities (Cost — $264,493,404)				265,310,865
Corporate Bonds & Notes — 29.0%
Communication Services — 2.6%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	5.125%	4/30/36	455,000	453,308 (b)
Verizon Communications Inc., Senior Notes	4.750%	1/15/33	700,000	700,404
Verizon Communications Inc., Senior Notes	5.875%	11/30/55	315,000	311,170
Total Diversified Telecommunication Services				1,464,882
Entertainment — 0.2%
Netflix Inc., Senior Notes	5.375%	11/15/29	1,502,000	1,565,729 (c)
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	480,000	477,926
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	435,000	311,536
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	366,000	277,577
Omnicom Group Inc., Senior Notes	2.400%	3/1/31	361,000	325,100
Paramount Global, Senior Notes	4.200%	6/1/29	483,000	470,130
Paramount Global, Senior Notes	4.950%	1/15/31	1,350,000	1,292,002
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,076,000	2,388,126
Total Media				5,542,397
Wireless Telecommunication Services — 1.6%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	800,000	816,516
Rogers Communications Inc., Senior Notes	3.800%	3/15/32	1,056,000	1,000,933
Rogers Communications Inc., Subordinated Notes (7.000% to 4/15/30 then 5 year Treasury Constant Maturity Rate + 2.653%)	7.000%	4/15/55	1,080,000	1,120,740 (d)
Rogers Communications Inc., Subordinated Notes (7.125% to 4/15/35 then 5 year Treasury Constant Maturity Rate + 2.620%)	7.125%	4/15/55	540,000	566,503 (d)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,802,000	4,079,750
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	605,000	603,578
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	655,000	630,316
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	590,000	576,064
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	$3,122,000	$3,069,442
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	860,000	851,587
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,947,000	1,297,754
Total Wireless Telecommunication Services				14,613,183

Total Communication Services				23,186,191
Consumer Discretionary — 2.3%
Automobiles — 0.6%
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,000,000	995,459
General Motors Financial Co. Inc., Senior Notes	4.200%	10/27/28	280,000	280,777
General Motors Financial Co. Inc., Senior Notes	5.800%	1/7/29	570,000	594,480
General Motors Financial Co. Inc., Senior Notes	4.900%	10/6/29	412,000	418,733
General Motors Financial Co. Inc., Senior Notes	5.450%	9/6/34	420,000	426,712
Hyundai Capital America, Senior Notes	6.500%	1/16/29	635,000	673,643 (c)
Hyundai Capital America, Senior Notes	5.350%	3/19/29	221,000	227,832 (c)
Hyundai Capital America, Senior Notes	6.375%	4/8/30	521,000	556,941 (c)
Hyundai Capital America, Senior Notes	5.400%	1/8/31	186,000	192,940 (c)
Hyundai Capital America, Senior Notes	5.400%	6/23/32	790,000	821,195 (c)
Total Automobiles				5,188,712
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp., Senior Notes	5.125%	5/1/29	1,160,000	1,174,141 (c)
Carnival Corp., Senior Notes	5.750%	3/15/30	1,181,000	1,216,695 (c)
Carnival Corp., Senior Notes	5.750%	8/1/32	2,205,000	2,267,344 (c)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	2,293,000	2,270,421 (c)
GLP Capital LP/GLP Financing II Inc., Senior Notes	6.750%	12/1/33	845,000	916,162
Hyatt Hotels Corp., Senior Notes	5.250%	6/30/29	585,000	603,327
Hyatt Hotels Corp., Senior Notes	5.375%	12/15/31	395,000	407,112
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	343,000	341,516
Total Hotels, Restaurants & Leisure				9,196,718
Household Durables — 0.2%
DR Horton Inc., Senior Notes	5.000%	10/15/34	845,000	852,405
Toll Brothers Finance Corp., Senior Notes	4.350%	2/15/28	112,000	112,614
Toll Brothers Finance Corp., Senior Notes	3.800%	11/1/29	635,000	626,674
Total Household Durables				1,591,693
Leisure Products — 0.3%
Brunswick Corp., Senior Notes	5.850%	3/18/29	1,270,000	1,321,544
Brunswick Corp., Senior Notes	2.400%	8/18/31	1,003,000	884,647
Total Leisure Products				2,206,191
Specialty Retail — 0.1%
Bath & Body Works Inc., Senior Notes	6.875%	11/1/35	95,000	96,172
Dick’s Sporting Goods Inc., Senior Notes	3.150%	1/15/32	680,000	627,201
Dick’s Sporting Goods Inc., Senior Notes	4.100%	1/15/52	645,000	472,011
Total Specialty Retail				1,195,384
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry Inc., Senior Notes	5.100%	3/11/30	444,000	455,510
Tapestry Inc., Senior Notes	3.050%	3/15/32	208,000	189,595
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — continued
Tapestry Inc., Senior Notes	5.500%	3/11/35	$541,000	$552,074
Total Textiles, Apparel & Luxury Goods				1,197,179

Total Consumer Discretionary				20,575,877
Consumer Staples — 1.8%
Consumer Staples Distribution & Retail — 0.3%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	1,578,000	1,494,074 (c)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	206,000	181,011 (c)
Alimentation Couche-Tard Inc., Senior Notes	3.550%	7/26/27	445,000	442,069 (c)
Alimentation Couche-Tard Inc., Senior Notes	2.950%	1/25/30	750,000	712,631 (c)
Total Consumer Staples Distribution & Retail				2,829,785
Food Products — 0.9%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	2,250,000	2,366,640
Kellanova, Senior Notes	7.450%	4/1/31	139,000	159,518
Kellanova, Senior Notes	4.500%	4/1/46	109,000	96,220
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,060,000	967,405
Mars Inc., Senior Notes	4.650%	4/20/31	72,000	73,493 (c)
Mars Inc., Senior Notes	5.000%	3/1/32	120,000	123,347 (c)
Mars Inc., Senior Notes	5.200%	3/1/35	700,000	716,945 (c)
Mars Inc., Senior Notes	5.650%	5/1/45	2,170,000	2,190,155 (c)
Mars Inc., Senior Notes	5.700%	5/1/55	905,000	902,629 (c)
Mars Inc., Senior Notes	5.800%	5/1/65	220,000	220,927 (c)
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	285,000	263,628
Total Food Products				8,080,907
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	4.850%	5/22/32	360,000	367,649
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,268,000	1,291,460
Total Personal Care Products				1,659,109
Tobacco — 0.4%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	1,055,000	1,045,787
BAT Capital Corp., Senior Notes	4.390%	8/15/37	566,000	519,856
Philip Morris International Inc., Senior Notes	4.375%	4/30/30	580,000	583,622
Philip Morris International Inc., Senior Notes	4.750%	11/1/31	1,935,000	1,971,958
Total Tobacco				4,121,223

Total Consumer Staples				16,691,024
Energy — 1.4%
Oil, Gas & Consumable Fuels — 1.4%
Aker BP ASA, Senior Notes	5.800%	10/1/54	547,000	504,485 (c)
Canadian Natural Resources Ltd., Senior Notes	5.000%	12/15/29	271,000	278,471
Canadian Natural Resources Ltd., Senior Notes	7.200%	1/15/32	840,000	941,288
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	615,000	617,595
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,073,000	990,534
Columbia Pipelines Operating Co. LLC, Senior Notes	5.927%	8/15/30	400,000	424,214 (c)
DT Midstream Inc., Senior Notes	5.800%	12/15/34	970,000	1,007,149 (c)
Eastern Energy Gas Holdings LLC, Senior Notes	5.800%	1/15/35	744,000	786,347
Eastern Energy Gas Holdings LLC, Senior Notes	5.650%	10/15/54	286,000	278,582
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	$910,000	$1,058,035
ONEOK Inc., Senior Notes	4.750%	10/15/31	825,000	828,949
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	830,000	831,092
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	392,000	395,762
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	510,000	512,159 (c)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	1,690,000	1,732,779 (c)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	500,000	506,588
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	486,000	495,049
Williams Cos. Inc., Senior Notes	5.600%	3/15/35	664,000	690,063

Total Energy				12,879,141
Financials — 9.2%
Banks — 4.8%
Australia & New Zealand Banking Group Ltd., Subordinated Notes (2.570% to 11/25/30 then 5 year Treasury Constant Maturity Rate + 1.700%)	2.570%	11/25/35	765,000	691,196 (c)(d)
Banco Santander SA, Subordinated Notes	6.921%	8/8/33	400,000	441,161
Bank of America Corp., Senior Notes (2.496% to 2/13/30 then 3 mo. Term SOFR + 1.252%)	2.496%	2/13/31	727,000	677,863 (d)
Bank of America Corp., Subordinated Notes	4.183%	11/25/27	4,698,000	4,704,651
Bank of America Corp., Subordinated Notes (3.846% to 3/8/32 then 5 year Treasury Constant Maturity Rate + 2.000%)	3.846%	3/8/37	2,125,000	1,995,479 (d)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	1,165,000	1,183,591 (d)
Banque Federative du Credit Mutuel SA, Senior Notes	4.541%	1/15/31	715,000	713,539 (c)
Barclays PLC, Senior Notes (5.367% to 2/25/30 then SOFR + 1.230%)	5.367%	2/25/31	840,000	867,427 (d)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	1,105,000	1,104,770 (c)
BPCE SA, Subordinated Notes (3.648% to 1/14/32 then 5 year Treasury Constant Maturity Rate + 1.900%)	3.648%	1/14/37	790,000	727,494 (c)(d)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	1,400,000	1,415,051 (c)(d)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	755,000	769,061 (d)(e)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	1,530,000	1,564,037 (d)(e)
Citigroup Inc., Senior Notes (4.503% to 9/11/30 then SOFR + 1.171%)	4.503%	9/11/31	3,705,000	3,709,184 (d)
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	535,000	487,577 (c)
Commonwealth Bank of Australia, Subordinated Notes	5.837%	3/13/34	875,000	920,507 (c)
Fifth Third Bancorp, Senior Notes (4.895% to 9/6/29 then SOFR + 1.486%)	4.895%	9/6/30	185,000	188,249 (d)
Fifth Third Bancorp, Senior Notes (6.339% to 7/27/28 then SOFR + 2.340%)	6.339%	7/27/29	590,000	620,564 (d)
First-Citizens Bank & Trust Co., Subordinated Notes	6.125%	3/9/28	3,060,000	3,167,742
ING Groep NV, Senior Notes (6.083% to 9/11/26 then SOFR + 1.560%)	6.083%	9/11/27	730,000	739,006 (d)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 1.262%)	5.113%	5/15/47	361,000	325,411 (d)
JPMorgan Chase & Co., Senior Notes (4.323% to 4/26/27 then SOFR + 1.560%)	4.323%	4/26/28	3,147,000	3,160,011 (d)
JPMorgan Chase & Co., Senior Notes (5.140% to 1/24/30 then SOFR + 1.010%)	5.140%	1/24/31	1,128,000	1,164,094 (d)
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	$442,000	$459,869 (d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	6,137,000	5,785,436 (d)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	345,000	354,569 (d)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	361,000	381,047 (d)
Lloyds Banking Group PLC, Subordinated Notes (3.369% to 12/14/41 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.369%	12/14/46	895,000	666,878 (d)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	235,000	240,703 (d)
PNC Financial Services Group Inc., Subordinated Notes (4.626% to 6/6/32 then SOFR + 1.850%)	4.626%	6/6/33	2,212,000	2,193,609 (d)
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	475,000	478,135 (d)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	765,000	801,486 (d)
US Bancorp, Subordinated Notes (2.491% to 11/3/31 then 5 year Treasury Constant Maturity Rate + 0.950%)	2.491%	11/3/36	722,000	632,259 (d)
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	239,000	221,044
Westpac Banking Corp., Subordinated Notes	2.963%	11/16/40	239,000	182,793
Total Banks				43,735,493
Capital Markets — 2.3%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	720,000	739,441
Blackstone Private Credit Fund, Senior Notes	3.250%	3/15/27	513,000	505,310
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	1,935,000	1,996,264 (c)
Daimler Truck Finance North America LLC, Senior Notes	5.125%	9/25/27	1,430,000	1,454,837 (c)
Goldman Sachs Group Inc., Junior Subordinated Notes (3.650% to 8/10/26 then 5 year Treasury Constant Maturity Rate + 2.915%)	3.650%	8/10/26	183,000	182,077 (d)(e)
Goldman Sachs Group Inc., Senior Notes (4.153% to 10/21/28 then SOFR + 0.900%)	4.153%	10/21/29	1,006,000	1,005,582 (d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,343,000	1,346,340 (d)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	355,000	353,615 (d)
Intercontinental Exchange Inc., Senior Notes	4.350%	6/15/29	132,000	133,380
Intercontinental Exchange Inc., Senior Notes	1.850%	9/15/32	1,683,000	1,435,328
Jefferies Financial Group Inc., Senior Notes	4.500%	9/15/26	1,180,000	1,183,424
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	861,000	845,590 (c)
Moody’s Corp., Senior Notes	3.250%	1/15/28	478,000	472,011
Morgan Stanley, Senior Notes (4.133% to 10/18/28 then SOFR + 0.913%)	4.133%	10/18/29	600,000	599,654 (d)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	535,000	534,765 (d)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	1,445,000	1,471,716 (d)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	545,000	543,098 (b)(d)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	3,467,000	3,476,967
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	580,000	607,153 (d)
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	$194,000	$202,981 (d)
MSCI Inc., Senior Notes	3.625%	9/1/30	1,591,000	1,521,746 (c)
Nasdaq Inc., Senior Notes	5.550%	2/15/34	116,000	121,292
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	250,000	250,000 (c)(d)
Total Capital Markets				20,982,571
Consumer Finance — 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	244,000	276,754
Capital One Financial Corp., Senior Notes (4.493% to 9/11/30 then SOFR + 1.250%)	4.493%	9/11/31	915,000	909,201 (d)
Total Consumer Finance				1,185,955
Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	485,000	492,939
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	245,000	244,200
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	9/10/29	150,000	151,596
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	1,795,000	1,661,175
Corebridge Financial Inc., Senior Notes	3.850%	4/5/29	483,000	478,210
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	1,380,000	1,436,040 (c)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	393,000	418,158
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	1,490,000	1,469,806 (c)
LPL Holdings Inc., Senior Notes	5.200%	3/15/30	784,000	802,135
Macquarie Airfinance Holdings Ltd., Senior Notes	5.150%	3/17/30	488,000	494,593 (c)
Macquarie Airfinance Holdings Ltd., Senior Notes	6.500%	3/26/31	608,000	650,918 (c)
Total Financial Services				8,299,770
Insurance — 1.0%
Arthur J Gallagher & Co., Senior Notes	4.850%	12/15/29	455,000	465,690
Athene Global Funding, Secured Notes	5.526%	7/11/31	1,000,000	1,026,963 (c)
Athene Global Funding, Secured Notes	5.322%	11/13/31	635,000	646,337 (c)
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	610,000	611,971 (c)
Athene Holding Ltd., Senior Notes	5.875%	1/15/34	342,000	355,213
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	295,000	287,415
Brown & Brown Inc., Senior Notes	4.900%	6/23/30	863,000	876,483
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	311,000	317,372
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	415,000	424,836
CNA Financial Corp., Senior Notes	5.125%	2/15/34	465,000	467,925
CNO Global Funding, Secured Notes	2.650%	1/6/29	773,000	739,507 (c)
CNO Global Funding, Secured Notes	4.950%	9/9/29	956,000	972,400 (c)
F&G Annuities & Life Inc., Senior Notes	6.500%	6/4/29	585,000	608,203
Fairfax Financial Holdings Ltd., Senior Notes	4.850%	4/17/28	390,000	395,686
Metropolitan Life Global Funding I, Senior Secured Notes	2.950%	4/9/30	960,000	913,267 (c)
Total Insurance				9,109,268

Total Financials				83,313,057
Health Care — 2.1%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/30	949,000	984,891
Amgen Inc., Senior Notes	5.650%	3/2/53	504,000	496,435
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
Amgen Inc., Senior Notes	5.750%	3/2/63	$565,000	$552,813
Total Biotechnology				2,034,139
Health Care Equipment & Supplies — 0.2%
GE HealthCare Technologies Inc., Senior Notes	4.800%	8/14/29	960,000	979,776
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	820,000	802,374 (c)
Total Health Care Equipment & Supplies				1,782,150
Health Care Providers & Services — 0.6%
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	520,000	544,487 (d)
CVS Health Corp., Senior Notes	1.875%	2/28/31	345,000	303,912
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,133,000	1,063,924
HCA Inc., Senior Notes	4.500%	2/15/27	488,000	489,095
HCA Inc., Senior Notes	3.625%	3/15/32	210,000	198,217
HCA Inc., Senior Notes	4.600%	11/15/32	465,000	460,806
HCA Inc., Senior Notes	5.600%	4/1/34	455,000	472,776
HCA Inc., Senior Notes	6.000%	4/1/54	600,000	595,743
Humana Inc., Senior Notes	5.750%	3/1/28	605,000	622,905
Icon Investments Six DAC, Senior Secured Notes	5.809%	5/8/27	425,000	433,099
Icon Investments Six DAC, Senior Secured Notes	5.849%	5/8/29	200,000	208,636
Total Health Care Providers & Services				5,393,600
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	469,000	470,248
Pharmaceuticals — 1.0%
Merck & Co. Inc., Senior Notes	4.450%	12/4/32	245,000	245,676
Merck & Co. Inc., Senior Notes	4.750%	12/4/35	395,000	391,773
Novartis Capital Corp., Senior Notes	4.100%	11/5/30	1,775,000	1,775,507
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/28	857,000	866,142
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	538,000	543,582
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	550,000	522,005
Royalty Pharma PLC, Senior Notes	5.400%	9/2/34	430,000	440,548
Royalty Pharma PLC, Senior Notes	5.200%	9/25/35	1,450,000	1,458,086
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	95,000	72,911
Wyeth LLC, Senior Notes	5.950%	4/1/37	170,000	182,868
Zoetis Inc., Senior Notes	2.000%	5/15/30	966,000	884,786
Zoetis Inc., Senior Notes	5.000%	8/17/35	1,980,000	1,994,441
Total Pharmaceuticals				9,378,325

Total Health Care				19,058,462
Industrials — 2.7%
Aerospace & Defense — 1.4%
Avolon Holdings Funding Ltd., Senior Notes	5.750%	11/15/29	2,319,000	2,410,344 (c)
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	1,005,000	1,011,354 (c)
BAE Systems PLC, Senior Notes	5.300%	3/26/34	1,270,000	1,314,259 (c)
Boeing Co., Senior Notes	2.700%	2/1/27	944,000	932,876
Boeing Co., Senior Notes	2.950%	2/1/30	797,000	756,899
Boeing Co., Senior Notes	3.600%	5/1/34	321,000	292,307
Boeing Co., Senior Notes	3.250%	2/1/35	1,658,000	1,451,848
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.500%	3/1/39	$1,045,000	$857,441
Boeing Co., Senior Notes	6.875%	3/15/39	635,000	717,465
Boeing Co., Senior Notes	3.900%	5/1/49	2,083,000	1,557,747
Boeing Co., Senior Notes	3.950%	8/1/59	535,000	379,228
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	693,000	674,235
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	235,000	236,201
Howmet Aerospace Inc., Senior Notes	5.950%	2/1/37	413,000	447,500
Total Aerospace & Defense				13,039,704
Building Products — 0.0%††
Carlisle Cos. Inc., Senior Notes	5.250%	9/15/35	390,000	397,331
Commercial Services & Supplies — 0.3%
Republic Services Inc., Senior Notes	5.000%	11/15/29	1,335,000	1,379,332
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,349,000	1,373,122
Total Commercial Services & Supplies				2,752,454
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	5.550%	3/15/56	455,000	450,430
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	4.400%	7/1/27	1,285,000	1,289,791 (c)
Ryder System Inc., Senior Notes	4.950%	9/1/29	860,000	879,699
Total Ground Transportation				2,619,920
Machinery — 0.3%
Oshkosh Corp., Senior Notes	4.600%	5/15/28	740,000	746,993
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,623,000	1,599,345 (c)
Total Machinery				2,346,338
Trading Companies & Distributors — 0.4%
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	490,000	501,487 (c)
Ashtead Capital Inc., Senior Notes	4.375%	8/15/27	675,000	674,105 (c)
Ashtead Capital Inc., Senior Notes	5.950%	10/15/33	570,000	601,219 (c)
Aviation Capital Group LLC, Senior Notes	5.375%	7/15/29	845,000	868,637 (c)
Aviation Capital Group LLC, Senior Notes	5.125%	4/10/30	990,000	1,006,453 (c)
Total Trading Companies & Distributors				3,651,901

Total Industrials				24,807,648
Information Technology — 1.9%
Communications Equipment — 0.2%
Motorola Solutions Inc., Senior Notes	4.850%	8/15/30	217,000	221,488
Motorola Solutions Inc., Senior Notes	2.300%	11/15/30	1,160,000	1,053,173
Motorola Solutions Inc., Senior Notes	5.200%	8/15/32	738,000	761,821
Total Communications Equipment				2,036,482
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Senior Notes	4.400%	2/15/33	950,000	939,379
IT Services — 0.1%
S&P Global Inc., Senior Notes	2.500%	12/1/29	478,000	452,233
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices Inc., Senior Notes	5.050%	4/1/34	700,000	722,200
Broadcom Inc., Senior Notes	5.050%	7/12/29	755,000	777,978
Broadcom Inc., Senior Notes	5.000%	4/15/30	1,093,000	1,126,203
Broadcom Inc., Senior Notes	4.150%	11/15/30	361,000	359,183
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	4.950%	1/15/36	$425,000	$424,744
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,008,000	993,175 (c)
Broadcom Inc., Senior Notes	5.700%	1/15/56	65,000	65,548
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	1,105,000	1,145,068 (c)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	334,000	355,881 (c)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	390,000	409,395 (c)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	455,000	487,668 (c)
Intel Corp., Senior Notes	4.150%	8/5/32	1,440,000	1,396,908
Marvell Technology Inc., Senior Notes	5.750%	2/15/29	583,000	607,774
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	55,000	55,716
Marvell Technology Inc., Senior Notes	5.950%	9/15/33	582,000	620,198
Total Semiconductors & Semiconductor Equipment				9,547,639
Software — 0.3%
Microsoft Corp., Senior Notes	3.500%	2/12/35	610,000	571,482
Oracle Corp., Senior Notes	4.450%	9/26/30	500,000	488,248
Oracle Corp., Senior Notes	4.800%	9/26/32	670,000	648,904
Oracle Corp., Senior Notes	3.650%	3/25/41	363,000	265,101
Synopsys Inc., Senior Notes	5.150%	4/1/35	860,000	872,120
Synopsys Inc., Senior Notes	5.700%	4/1/55	65,000	64,168
Total Software				2,910,023
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	4.550%	10/15/29	456,000	459,437
Hewlett Packard Enterprise Co., Senior Notes	4.850%	10/15/31	530,000	534,663
Total Technology Hardware, Storage & Peripherals				994,100

Total Information Technology				16,879,856
Materials — 0.5%
Chemicals — 0.1%
FMC Corp., Subordinated Notes (8.450% to 11/1/30 then 5 year Treasury Constant Maturity Rate + 4.366%)	8.450%	11/1/55	1,110,000	891,113 (d)
Containers & Packaging — 0.3%
AptarGroup Inc., Senior Notes	4.750%	3/30/31	1,825,000	1,836,986
Berry Global Inc., Senior Secured Notes	4.875%	7/15/26	27,000	27,016 (c)
WestRock MWV LLC, Senior Notes	8.200%	1/15/30	920,000	1,045,920
Total Containers & Packaging				2,909,922
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	935,000	962,276 (c)

Total Materials				4,763,311
Real Estate — 1.0%
Diversified REITs — 0.3%
VICI Properties LP, Senior Notes	4.750%	2/15/28	1,098,000	1,109,329
VICI Properties LP, Senior Notes	5.750%	4/1/34	225,000	232,230
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	122,000	121,329 (c)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	810,000	812,667 (c)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	785,000	772,065 (c)
Total Diversified REITs				3,047,620
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — 0.7%
American Tower Corp., Senior Notes	2.900%	1/15/30	$2,751,000	$2,614,115
American Tower Corp., Senior Notes	2.700%	4/15/31	661,000	607,983
American Tower Corp., Senior Notes	4.700%	12/15/32	305,000	305,362
Crown Castle Inc., Senior Notes	3.650%	9/1/27	605,000	600,945
Crown Castle Inc., Senior Notes	3.800%	2/15/28	610,000	606,229
Crown Castle Inc., Senior Notes	4.900%	9/1/29	435,000	442,759
EPR Properties, Senior Notes	4.500%	6/1/27	188,000	188,347
Equinix Inc., Senior Notes	3.200%	11/18/29	600,000	577,777
Total Specialized REITs				5,943,517

Total Real Estate				8,991,137
Utilities — 3.5%
Electric Utilities — 3.1%
American Electric Power Co. Inc., Junior Subordinated Notes (5.800% to 3/15/31 then 5 year Treasury Constant Maturity Rate + 2.128%)	5.800%	3/15/56	1,130,000	1,130,468 (d)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	375,000	372,515 (d)
Constellation Energy Generation LLC, Senior Notes	5.600%	3/1/28	1,365,000	1,407,701
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	385,000	384,204
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	854,000	924,961
Constellation Energy Generation LLC, Senior Notes	5.750%	3/15/54	700,000	691,002
DTE Electric Co., Senior Secured Bonds	5.250%	5/15/35	680,000	697,209
Duke Energy Corp., Senior Notes	4.850%	1/5/29	100,000	102,156
Duke Energy Corp., Senior Notes	5.750%	9/15/33	992,000	1,051,250
Duke Energy Corp., Senior Notes	5.800%	6/15/54	708,000	700,771
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	417,000	413,488
Electricite de France SA, Senior Notes	5.650%	4/22/29	700,000	730,774 (c)
Enel Finance International NV, Senior Notes	4.375%	9/30/30	955,000	953,106 (c)
Exelon Corp., Senior Notes	5.150%	3/15/29	1,345,000	1,384,343
Exelon Corp., Senior Notes	5.625%	6/15/35	685,000	714,988
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	460,000	462,842
Florida Power & Light Co., First Mortgage Bonds	3.950%	3/1/48	854,000	680,631
Georgia Power Co., Senior Notes	4.950%	5/17/33	715,000	730,202
Georgia Power Co., Senior Notes	5.250%	3/15/34	530,000	546,683
NextEra Energy Capital Holdings Inc., Senior Notes	5.300%	3/15/32	1,275,000	1,324,793
NextEra Energy Capital Holdings Inc., Senior Notes	5.900%	3/15/55	385,000	387,551
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.950%	9/15/52	1,060,000	943,628
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	500,000	493,232
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	340,000	351,312
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	6/15/32	500,000	526,374
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	145,000	160,778
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	500,000	424,282
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	710,000	757,123
Southern Co., Senior Notes	5.500%	3/15/29	115,000	119,471
Southern Co., Senior Notes	5.700%	3/15/34	695,000	730,611
Southern Co. Gas Capital Corp., Senior Notes	4.950%	9/15/34	520,000	520,978
Southern Power Co., Senior Notes	4.250%	10/1/30	200,000	199,572
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Southern Power Co., Senior Notes	4.900%	10/1/35	$360,000	$353,899
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	725,000	735,446
Virginia Electric and Power Co., Senior Notes	4.900%	9/15/35	1,095,000	1,088,852
Vistra Operations Co. LLC, Senior Secured Notes	3.700%	1/30/27	2,495,000	2,487,565 (c)
Vistra Operations Co. LLC, Senior Secured Notes	4.600%	10/15/30	625,000	623,351 (c)
Vistra Operations Co. LLC, Senior Secured Notes	6.950%	10/15/33	129,000	143,107 (c)
Vistra Operations Co. LLC, Senior Secured Notes	5.250%	10/15/35	345,000	341,798 (c)
Xcel Energy Inc., Senior Notes	5.600%	4/15/35	1,155,000	1,194,025
Total Electric Utilities				27,987,042
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust II, Senior Secured Notes	7.467%	7/31/28	525,000	559,200 (c)
Puget Sound Energy Inc., First Mortgage Bonds	5.448%	6/1/53	445,000	429,667
Total Independent Power and Renewable Electricity Producers				988,867
Multi-Utilities — 0.3%
Dominion Energy Inc., Junior Subordinated Notes (6.200% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.006%)	6.200%	2/15/56	550,000	552,144 (d)
DTE Energy Co., Senior Notes	5.850%	6/1/34	618,000	657,375
NiSource Inc., Senior Notes	5.200%	7/1/29	925,000	954,311
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	415,000	421,947
Sempra, Senior Notes	5.500%	8/1/33	380,000	395,708
Total Multi-Utilities				2,981,485

Total Utilities				31,957,394
Total Corporate Bonds & Notes (Cost — $257,739,234)				263,103,098
Collateralized Mortgage Obligations(f) — 5.4%
Banc of America Commercial Mortgage Trust, 2015-UBS7 AS	3.989%	9/15/48	280,539	279,973 (d)
BANK, 2019-BN18 A2	3.474%	5/15/62	814,000	796,478
BANK, 2020-BN28 XA, IO	1.759%	3/15/63	10,145,586	656,682 (d)
BANK5, 2025-5YR18 XA, IO	1.048%	12/15/58	25,929,922	1,160,271 (d)
Barclays Commercial Mortgage Trust, 2019-C3 A2	3.438%	5/15/52	380,565	375,990
Barclays Commercial Mortgage Trust, 2019-C5 C	3.710%	11/15/52	1,344,000	1,215,394
BBCMS Mortgage Trust, 2023-C20 XB, IO	0.588%	7/15/56	47,686,000	1,596,775 (d)
BBCMS Mortgage Trust, 2023-C21 A3	6.296%	9/15/56	797,000	848,089 (d)
Benchmark Mortgage Trust, 2019-B13 A2	2.889%	8/15/57	2,368,768	2,291,722
Benchmark Mortgage Trust, 2020-B20 XA, IO	1.523%	10/15/53	9,173,543	439,611 (d)
Benchmark Mortgage Trust, 2020-B21 XA, IO	1.414%	12/17/53	19,489,202	1,027,081 (d)
Benchmark Mortgage Trust, 2025-V18 XA, IO	1.258%	10/15/58	6,890,870	357,325 (c)(d)
BX Trust, 2025-VOLT A (1 mo. Term SOFR + 1.700%)	5.380%	12/15/44	543,000	545,886 (c)(d)
CD Mortgage Trust, 2017-CD4 B	3.947%	5/10/50	844,000	810,253 (d)
CD Mortgage Trust, 2018-CD7 A4	4.279%	8/15/51	672,000	668,047
Citigroup Commercial Mortgage Trust, 2016-C3 A4	3.154%	11/15/49	1,366,000	1,354,320
Citigroup Commercial Mortgage Trust, 2016-P4 AS	3.075%	7/10/49	2,394,000	2,354,078
Citigroup Commercial Mortgage Trust, 2016-P6 A5	3.720%	12/10/49	501,000	493,293 (d)
Citigroup Commercial Mortgage Trust, 2016-P6 B	4.148%	12/10/49	1,216,000	1,141,046 (d)
CGMS Commercial Mortgage Trust, 2017-B1 AS	3.711%	8/15/50	547,000	537,555 (d)
Citigroup Commercial Mortgage Trust, 2020-GC46 A2	2.708%	2/15/53	668,700	642,617
Commercial Mortgage Trust, 2014-CR15 B	3.884%	2/10/47	236,077	232,602 (d)
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Commercial Mortgage Trust, 2015-CR26 B	4.613%	10/10/48	$903,697	$892,731 (d)
Commercial Mortgage Trust, 2017-COR2 C	4.587%	9/10/50	578,000	553,994 (d)
Commercial Mortgage Trust, 2018-COR3 AM	4.367%	5/10/51	42,000	39,232 (d)
CSAIL Commercial Mortgage Trust, 2016-C6 AS	3.346%	1/15/49	534,000	530,775
CSAIL Commercial Mortgage Trust, 2017-CX10 A3	3.398%	11/15/50	387,971	387,359
CSAIL Commercial Mortgage Trust, 2019-C15 XA, IO	0.987%	3/15/52	13,838,494	322,758 (d)
CSAIL Commercial Mortgage Trust, 2019-C18 A2	2.845%	12/15/52	814,882	796,919
CSAIL Commercial Mortgage Trust, 2020-C19 XA, IO	1.085%	3/15/53	962,863	32,325 (d)
CSMC Trust, 2016-NXSR AS	4.049%	12/15/49	708,000	697,153 (d)
GS Mortgage Securities Trust, 2019-GC42 A2	2.933%	9/10/52	910,052	888,458
JPMBB Commercial Mortgage Securities Trust, 2014-C23 B	4.536%	9/15/47	1,628,645	1,602,387 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-C10 C	4.205%	12/15/47	85,243	82,753 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 A2	3.150%	6/13/52	296,298	293,922
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 B	3.708%	5/15/46	870,518	847,934 (d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 B	3.883%	4/15/48	823,000	776,992 (d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 AS	3.994%	12/15/49	1,504,000	1,490,761 (d)
Morgan Stanley Capital I Trust, 2016-UB12 AS	3.778%	12/15/49	1,227,000	1,184,560 (d)
Morgan Stanley Capital I Trust, 2018-L1 C	4.800%	10/15/51	1,265,000	1,172,535 (d)
Station Place Securitization Trust, 2025-1 A (1 mo. Term SOFR + 0.900%)	4.851%	7/23/26	2,562,000	2,593,274 (c)(d)
Station Place Securitization Trust, 2025-3 A (1 mo. Term SOFR + 0.900%)	4.573%	9/23/26	2,750,000	2,745,215 (c)(d)
Station Place Securitization Trust, 2025-7 A (1 mo. Term SOFR + 0.900%)	4.573%	11/24/26	3,016,000	3,023,443 (c)(d)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	852,000	843,812
UBS Commercial Mortgage Trust, 2018-C14 A4	4.448%	12/15/51	756,000	759,150
Wells Fargo Commercial Mortgage Trust, 2015-LC20 C	4.056%	4/15/50	278,295	275,629 (d)
Wells Fargo Commercial Mortgage Trust, 2017-C39 B	4.025%	9/15/50	1,870,000	1,780,775
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,118,000	2,069,252
Wells Fargo Commercial Mortgage Trust, 2020-C56 B	3.610%	6/15/53	1,304,000	1,184,877 (d)
Wells Fargo Commercial Mortgage Trust, 2020-C57 C	4.023%	8/15/53	29,000	26,488 (d)
Wells Fargo Commercial Mortgage Trust, 2025-5C3 XA, IO	0.814%	1/15/58	10,535,035	310,193 (d)
Wells Fargo Commercial Mortgage Trust, 2025-5C4 XA, IO	1.121%	5/15/58	16,224,997	686,163 (d)

Total Collateralized Mortgage Obligations (Cost — $46,431,911)				48,716,907
Asset-Backed Securities — 3.9%
CarMax Auto Owner Trust, 2024-3 A3	4.890%	7/16/29	1,320,000	1,335,752
CarMax Auto Owner Trust, 2025-2 A2A	4.590%	7/17/28	1,377,899	1,382,337
Chase Auto Owner Trust, 2024-3A A3	5.220%	7/25/29	4,207,035	4,255,567 (c)
Ford Credit Auto Owner Trust, 2024-B A3	5.100%	4/15/29	4,311,000	4,363,819
GM Financial Consumer Automobile Receivables Trust, 2023-1 A3	4.660%	2/16/28	1,045,002	1,047,765
GM Financial Consumer Automobile Receivables Trust, 2024-1 A3	4.850%	12/18/28	957,140	963,534
Harley-Davidson Motorcycle Trust, 2024-B A3	4.310%	7/16/29	2,298,000	2,306,901
Honda Auto Receivables Owner Trust, 2023-1 A3	5.040%	4/21/27	485,050	486,035
Honda Auto Receivables Owner Trust, 2023-2 A3	4.930%	11/15/27	483,239	485,362
Honda Auto Receivables Owner Trust, 2023-4 A3	5.670%	6/21/28	532,439	538,186
Honda Auto Receivables Owner Trust, 2025-4 A2A	4.040%	6/15/28	1,101,000	1,103,990
Hyundai Auto Receivables Trust, 2023-A A3	4.580%	4/15/27	525,577	525,914
Hyundai Auto Receivables Trust, 2023-B A3	5.480%	4/17/28	2,014,584	2,028,204
Hyundai Auto Receivables Trust, 2025-C A2B (30 Day Average SOFR + 0.350%)	4.057%	7/17/28	3,355,000	3,358,165 (d)
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nissan Auto Receivables Owner Trust, 2025-A A3	4.490%	12/17/29	$1,600,000	$1,619,878
Nissan Auto Receivables Owner Trust, 2025-B A2A	4.000%	7/17/28	615,000	615,858
OCCU Auto Receivables Trust, 2025-1A A3	4.810%	11/15/29	1,953,000	1,970,212 (c)
Toyota Auto Receivables Owner Trust, 2022-C A3	3.760%	4/15/27	478,909	478,590
Toyota Auto Receivables Owner Trust, 2024-A A3	4.830%	10/16/28	3,131,638	3,152,426
Toyota Auto Receivables Owner Trust, 2026-A A3	3.860%	9/16/30	1,195,000	1,197,236
USB Auto Owner Trust, 2025-1A A3	4.490%	6/17/30	1,216,000	1,225,795 (c)
World Omni Auto Receivables Trust, 2025-C A3	4.080%	11/15/30	1,263,000	1,269,022

Total Asset-Backed Securities (Cost — $35,483,842)				35,710,548
			Shares
Investments in Underlying Funds — 2.0%
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF (Cost — $18,212,877)			731,980	18,369,038 (g)
Total Investments before Short-Term Investments (Cost — $1,012,601,198)				1,016,953,621
	Rate
Short-Term Investments — 3.5%
Putnam Government Money Market Fund, Class P Shares (Cost — $32,026,631)	3.430%		32,026,631	32,026,631 (g)(h)
Total Investments — 115.4% (Cost — $1,044,627,829)				1,048,980,252
Liabilities in Excess of Other Assets — (15.4)%				(140,333,773)
Total Net Assets — 100.0%				$908,646,479

††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2026, the Fund held TBA securities with a total cost of $147,536,297.
(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $50,395,669 and the cost was $50,239,508 (Note 2).

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CD	—	Certificate of Deposit
DAC	—	Designated Activity Company
ETF	—	Exchange-Traded Fund
IO	—	Interest Only
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short — (2.6)%
Mortgage-Backed Securities — (2.6)%
FNMA — (0.6)%
Federal National Mortgage Association (FNMA)	3.000%	2/1/41	$(600,000)	$(576,298) (a)
Federal National Mortgage Association (FNMA)	4.500%	2/1/56	(5,000,000)	(4,899,255) (a)
Total FNMA				(5,475,553)
GNMA — (2.0)%
Government National Mortgage Association (GNMA)	2.500%	2/1/56	(3,600,000)	(3,118,784) (a)
Government National Mortgage Association (GNMA)	6.000%	2/1/56	(15,000,000)	(15,345,423) (a)
Total GNMA				(18,464,207)

Total Securities Sold Short (Proceeds — $(23,904,680))				$(23,939,760)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam ESG Core Bond ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks high current income consistent with what Franklin Advisers, Inc. believes to be prudent risk.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Putnam ESG Core Bond ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$385,743,165	—	$385,743,165
Mortgage-Backed Securities	—	265,310,865	—	265,310,865
Corporate Bonds & Notes	—	263,103,098	—	263,103,098
Collateralized Mortgage Obligations	—	48,716,907	—	48,716,907
Asset-Backed Securities	—	35,710,548	—	35,710,548
Investments in Underlying Funds	$18,369,038	—	—	18,369,038
Total Long-Term Investments	18,369,038	998,584,583	—	1,016,953,621
Short-Term Investments†	32,026,631	—	—	32,026,631
Total Investments	$50,395,669	$998,584,583	—	$1,048,980,252
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†
Mortgage-Backed Securities	—	$23,939,760	—	$23,939,760

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were

Putnam ESG Core Bond ETF 2026 Quarterly Report

effected in such company for the period ended January 31, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF	$11,257,741	$7,006,860	281,400	—	—
Putnam Government Money Market Fund, Class P Shares	40,880,678	234,580,244	234,580,244	$243,434,291	243,434,291
	$52,138,419	$241,587,104		$243,434,291

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF	—	$607,848	$104,437	$18,369,038
Putnam Government Money Market Fund, Class P Shares	—	1,076,625	—	32,026,631
	—	$1,684,473	$104,437	$50,395,669

Putnam ESG Core Bond ETF 2026 Quarterly Report